UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 07274 )

Exact name of registrant as specified in charter: Putnam New York Investment Grade Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam New York Investment Grade Municipal Trust
The fund's portfolio
7/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (125.8%)(a)

	Rating (RAT)	Principal amount	Value

New York (119.1%)
Albany Cnty., Indl. Dev. Agcy. Rev. Bonds (Albany
College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	$300,000	$309,834
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Charitable Leadership), Ser. A , 6s, 7/1/19	Baa3	250,000	265,963
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	500,000	503,285
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30	A3	700,000	746,508
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	500,000	524,690
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	395,000	412,653
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. A
5 1/4s, 12/1/26 (Prerefunded)	AAA	750,000	777,878
AMBAC, 5s, 9/1/29 (SEG)	Aaa	2,000,000	2,069,760
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	1,000,000	1,040,820
Metro. Trans. Auth. Rev. Bonds, Ser. A
FSA, 5s, 11/15/30	Aaa	1,000,000	1,027,030
5s, 11/15/22	A2	1,000,000	1,044,080
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	500,000	538,270
Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa	1,000,000	1,077,690
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	Baa1	250,000	251,258
Nassau, Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, zero %, 6/1/26	BBB	250,000	216,478
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa3	450,000	474,287
NY City, G.O. Bonds
Ser. I, U.S. Govt. Coll., 6 1/4s, 4/15/17 (Prerefunded)	Aaa	185,000	190,086
AMBAC, 6.05s, 9/1/11	Aaa	400,000	400,416
Ser. B, 5 3/4s, 8/1/16	AA-	1,000,000	1,089,120
Ser. B, 5 1/2s, 12/1/31	AA-	180,000	191,056
Ser. B, U.S. Govt. Coll., 5 1/2s, 12/1/31 (Prerefunded)	AAA	820,000	889,085
Ser. G, 5 1/4s, 8/1/16	AA-	625,000	674,406
Ser. M, 5s, 4/1/24	AA-	500,000	515,205
Ser. J/J-1, 5s, 6/1/21	AA-	250,000	260,228
Ser. I-1, 5s, 4/1/19	AA-	125,000	130,844
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 3.66s, 11/1/22	VMIG1	1,100,000	1,100,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A2	300,000	307,998
NY City, Indl. Dev. Agcy. Rev. Bonds (Brooklyn Navy
Yard Cogen. Partners), 5.65s, 10/1/28	BBB-	750,000	753,765
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	345,000	351,679
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	150,000	157,703
(St. Francis College), 5s, 10/1/34	A-	250,000	251,815
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	700,000	716,751
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	600,000	641,322
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser.
G, FSA, 5s, 6/15/34	Aaa	500,000	512,990
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	1,000,000	1,024,740
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	300,000	314,499
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	1,000,000	967,460
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	875,000	1,045,538
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	Ba1	250,000	266,925
(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27 (Prerefunded)	AA-	45,000	46,377
(Mental Hlth.), Ser. A, 5 3/4s, 2/15/27	AA-	25,000	25,729
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	450,000	467,519
(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3	600,000	625,950

(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aaa	150,000	164,312
(NY Methodist Hosp.), 5 1/4s, 7/1/17	A3	300,000	314,418
(School Dist. Fin.), Ser. A, MBIA, 5 1/4s, 4/1/11	Aaa	1,000,000	1,062,670
(Lenox Hill Hosp. Oblig. Group), 5 1/4s, 7/1/08	Ba2	250,000	251,838
(Rochester U.), Ser. A, 5s, 7/1/34	A1	500,000	513,785
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aaa	1,000,000	1,039,000
Ser. A, FGIC-TCRS, 5s, 3/15/27 (Prerefunded)	Aaa	1,000,000	1,067,770
(Dept. of Hlth.), Ser. 2, FGIC, 5s, 7/1/22	Aaa	1,000,000	1,040,360
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm.
Facs.), Ser. A, MBIA, 5s, 7/1/24	Aaa	1,000,000	1,046,050
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Education), Ser. A, 5s, 3/15/23	AAA	250,000	261,848
NY State Energy Research & Dev. Auth. Fac. Mandatory
Put Bonds, 4.7s, 10/1/12	A1	500,000	500,285
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	400,000	412,572
NY State Env. Fac. Corp. Rev. Bonds, 5s, 6/15/32	Aaa	250,000	258,345
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	100,000	105,723
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	250,000	266,633
NY State Pwr. Auth. Rev. Bonds
5s, 11/15/20	Aa2	750,000	784,050
Ser. A, FGIC, 5s, 11/15/17	Aaa	500,000	533,630
NY State Thruway Auth. Rev. Bonds, Ser. A, MBIA
5 1/4s, 4/1/13	Aaa	1,000,000	1,080,300
5 1/4s, 4/1/12	Aaa	1,000,000	1,072,130
NY State Urban Dev. Corp. Rev. Bonds (Personal Income
Tax), Ser. C-1, 5s, 3/15/33 (Prerefunded)	AAA	1,000,000	1,067,770
Port Auth. NY & NJ Cons. Rev. Bonds, Ser. 124, 5s,
8/1/31	AA-	1,000,000	1,010,080
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
MBIA, 5s, 10/15/25	Aaa	1,425,000	1,489,225
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	100,000	102,521
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	500,000	522,355
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	498,095
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,068,120
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	AAA	845,000	894,999
5s, 1/1/32	Aa2	155,000	158,083
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB	165,000	170,607
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5 1/8s, 6/1/38	BBB	500,000	493,395
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	250,000	260,755
			44,711,414

Puerto Rico (6.7%)
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/13	BBB	125,000	130,124
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. X, 5 1/2s, 7/1/15	BBB+	50,000	53,711
Ser. K, 5s, 7/1/17	BBB+	500,000	518,540
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	250,000	257,488
PR Elec. Pwr. Auth. Rev. Bonds, Ser. LL, MBIA, 5 1/2s,
7/1/17	Aaa	750,000	838,793
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	250,000	272,880
PR Muni. Fin. Agcy. G.O. Bonds, Ser. C, 5s, 8/1/11	BBB	435,000	450,919
			2,522,455

TOTAL INVESTMENTS

Total investments (cost $45,999,858) (b)			$47,233,869

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	10	$1,060,314	Sep-06	$7,872

NOTES

(a) Percentages indicated are based on net assets of $37,542,548.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F".

(b) The aggregate identified cost on a tax basis is $45,999,858, resulting in gross unrealized appreciation and depreciation of $1,338,560 and $104,549, respectively, or net unrealized appreciation of $1,234,011.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

At July 31, 2006, liquid assets totaling $1,060,312 have been designated as collateral for open futures contracts.

The rates shown on VRDN and Mandatory Put Bonds, are the current interest rates at July 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

Transportation	21.2%
Utilities	20.8
Education	16.5
Health care	11.3

The fund had the following insurance concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

MBIA	20.4%
FGIC	10.5

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Investment Grade Municipal Trust

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006